ACQUISITIONS (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Nov. 21, 2018	Sep. 13, 2018	Aug. 15, 2018	Jul. 03, 2018	Jun. 30, 2018	May 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets acquired:
Cash and cash equivalents		$ 104,943							$ 16,231	$ 5,296
Inventory (Note 9)		17,656							463
Biological assets (Note 9)		8,440
Other current assets (Note 7)		5,830							515
Promissory notes receivable		27,431							6,987	2,781
Capital assets, net (Note 8)		45,043							11,039	642
Goodwill (Note 5)		32,116							2,191	2,191
Intangible assets, net (Note 5)		153,953							800	$ 0
Other non-current non-financial assets		1,280							766
Liabilities assumed:
Accounts payable and accrued liabilities		5,337							7,802
Deferred tax liability (Note 16)		30,527							0
Other liabilities (Note 4)		1,129							1,975
The Wellness & Pain Management Connection LLC ("WPMC")
Consideration paid:
FMV of previously held interest								$ 17,012	6,230
Prime Alternative Treatment Care Consulting, LLC ("PATCC")
Consideration paid:
FMV of previously held interest						$ 2,172			63
NYCANNA, LLC ("NYCANNA")
Consideration paid:
FMV of previously held interest					$ 12,548		$ 12,501
Prime Wellness of Connecticut ("PWCT")
Consideration paid:
FMV of previously held interest				$ 2,137					$ 1,750
Purchase Price Allocation
Assets acquired:
Cash and cash equivalents		1,544
Inventory (Note 9)		2,867
Biological assets (Note 9)		1,162
Other current assets (Note 7)		97
Promissory notes receivable		6,995
Capital assets, net (Note 8)		15,476
Goodwill (Note 5)		29,925
Other non-current non-financial assets		204
Liabilities assumed:
Accounts payable and accrued liabilities		(2,764)
Deferred tax liability (Note 16)		(3,708)
Other liabilities (Note 4)		(52)
Fair value of net assets acquired		177,244
Consideration paid:
Cash paid		33,691
Cash to be paid in 2019		7,500
Class D units		79,007
Subordinate Voting Shares (''SVS'')		30
Seller's notes (Note 10)		15,906
FMV of previously held interest		33,869
FMV of non-controlling interest		7,241
Total consideration		177,244
Class D units/SVS issued		12,744
Purchase Price Allocation | Cannabis licenses
Assets acquired:
Intangible assets, net (Note 5)		87,897
Purchase Price Allocation | Management Contracts
Assets acquired:
Intangible assets, net (Note 5)		$ 37,601
Purchase Price Allocation | D&B Wellness, LLC ("D&B")
Assets acquired:
Cash and cash equivalents	[1]							308
Inventory (Note 9)	[1]							120
Biological assets (Note 9)	[1]							0
Other current assets (Note 7)	[1]							0
Promissory notes receivable								0
Capital assets, net (Note 8)	[1]							24
Goodwill (Note 5)	[1]							1,328
Other non-current non-financial assets	[1]							5
Liabilities assumed:
Accounts payable and accrued liabilities	[1]							(382)
Deferred tax liability (Note 16)	[1]							0
Other liabilities (Note 4)	[1]							(3)
Fair value of net assets acquired	[1]							14,500
Consideration paid:
Cash paid	[1]							250
Cash to be paid in 2019	[1]							0
Class D units	[1]							3,100
Subordinate Voting Shares (''SVS'')								0
Seller's notes (Note 10)	[1]							11,150
FMV of previously held interest	[1]							0
FMV of non-controlling interest								0
Total consideration	[1]							14,500
Class D units/SVS issued	[1]							500
Purchase Price Allocation | D&B Wellness, LLC ("D&B") | Cannabis licenses
Assets acquired:
Intangible assets, net (Note 5)								13,100
Purchase Price Allocation | D&B Wellness, LLC ("D&B") | Management Contracts
Assets acquired:
Intangible assets, net (Note 5)								0
Purchase Price Allocation | The Wellness & Pain Management Connection LLC ("WPMC")
Assets acquired:
Cash and cash equivalents	[2]							62
Inventory (Note 9)	[2]							0
Biological assets (Note 9)	[2]							0
Other current assets (Note 7)	[2]							0
Promissory notes receivable								814
Capital assets, net (Note 8)	[2]							0
Goodwill (Note 5)	[2]							11,586
Other non-current non-financial assets	[2]							0
Liabilities assumed:
Accounts payable and accrued liabilities	[2]							(41)
Deferred tax liability (Note 16)	[2]							0
Other liabilities (Note 4)	[2]							0
Fair value of net assets acquired	[2]							43,621
Consideration paid:
Cash paid	[2]							8,168
Cash to be paid in 2019	[2]							0
Class D units	[2]							11,200
Subordinate Voting Shares (''SVS'')								0
Seller's notes (Note 10)	[2]							0
FMV of previously held interest	[2]							17,012
FMV of non-controlling interest								7,241
Total consideration	[2]							43,621
Class D units/SVS issued	[2]							1,806
Purchase Price Allocation | The Wellness & Pain Management Connection LLC ("WPMC") | Cannabis licenses
Assets acquired:
Intangible assets, net (Note 5)								0
Purchase Price Allocation | The Wellness & Pain Management Connection LLC ("WPMC") | Management Contracts
Assets acquired:
Intangible assets, net (Note 5)								$ 31,200
Purchase Price Allocation | Prime Alternative Treatment Care Consulting, LLC ("PATCC")
Assets acquired:
Cash and cash equivalents	[3]					36
Inventory (Note 9)	[3]					0
Biological assets (Note 9)	[3]					0
Other current assets (Note 7)	[3]					0
Promissory notes receivable						6,181
Capital assets, net (Note 8)	[3]					0
Goodwill (Note 5)	[3]					5,636
Other non-current non-financial assets	[3]					0
Liabilities assumed:
Accounts payable and accrued liabilities	[3]					0
Deferred tax liability (Note 16)	[3]					0
Other liabilities (Note 4)	[3]					0
Fair value of net assets acquired	[3]					18,254
Consideration paid:
Cash paid	[3]					0
Cash to be paid in 2019	[3]					0
Class D units	[3]					14,964
Subordinate Voting Shares (''SVS'')						0
Seller's notes (Note 10)	[3]					1,118
FMV of previously held interest	[3]					2,172
FMV of non-controlling interest						0
Total consideration	[3]					18,254
Class D units/SVS issued	[3]					2,414
Purchase Price Allocation | Prime Alternative Treatment Care Consulting, LLC ("PATCC") | Cannabis licenses
Assets acquired:
Intangible assets, net (Note 5)						0
Purchase Price Allocation | Prime Alternative Treatment Care Consulting, LLC ("PATCC") | Management Contracts
Assets acquired:
Intangible assets, net (Note 5)						$ 6,401
Purchase Price Allocation | Prime Wellness Center, Inc. ("PWC")
Assets acquired:
Cash and cash equivalents	[4]				19
Inventory (Note 9)	[4]				0
Biological assets (Note 9)	[4]				0
Other current assets (Note 7)	[4]				0
Promissory notes receivable					0
Capital assets, net (Note 8)	[4]				5,614
Goodwill (Note 5)	[4]				6,241
Other non-current non-financial assets	[4]				123
Liabilities assumed:
Accounts payable and accrued liabilities	[4]				(872)
Deferred tax liability (Note 16)	[4]				(3,708)
Other liabilities (Note 4)	[4]				0
Fair value of net assets acquired	[4]				22,717
Consideration paid:
Cash paid	[4]				750
Cash to be paid in 2019	[4]				0
Class D units	[4]				21,046
Subordinate Voting Shares (''SVS'')					0
Seller's notes (Note 10)	[4]				921
FMV of previously held interest	[4]				0
FMV of non-controlling interest					0
Total consideration	[4]				22,717
Class D units/SVS issued	[4]				3,394
Purchase Price Allocation | Prime Wellness Center, Inc. ("PWC") | Cannabis licenses
Assets acquired:
Intangible assets, net (Note 5)					15,300
Purchase Price Allocation | Prime Wellness Center, Inc. ("PWC") | Management Contracts
Assets acquired:
Intangible assets, net (Note 5)					0
Purchase Price Allocation | NYCANNA, LLC ("NYCANNA")
Assets acquired:
Cash and cash equivalents	[5]				453
Inventory (Note 9)	[5]				2,356
Biological assets (Note 9)	[5]				1,029
Other current assets (Note 7)	[5]				67
Promissory notes receivable					0
Capital assets, net (Note 8)	[5]				5,996
Goodwill (Note 5)	[5]				1,626
Other non-current non-financial assets	[5]				69
Liabilities assumed:
Accounts payable and accrued liabilities	[5]				(1,153)
Deferred tax liability (Note 16)	[5]				0
Other liabilities (Note 4)	[5]				(49)
Fair value of net assets acquired	[5]				50,194
Consideration paid:
Cash paid	[5]				13,833
Cash to be paid in 2019	[5]				0
Class D units	[5]				21,575
Subordinate Voting Shares (''SVS'')					0
Seller's notes (Note 10)	[5]				2,238
FMV of previously held interest	[5]				12,548
FMV of non-controlling interest					0
Total consideration	[5]				50,194
Class D units/SVS issued	[5]				3,480
Purchase Price Allocation | NYCANNA, LLC ("NYCANNA") | Cannabis licenses
Assets acquired:
Intangible assets, net (Note 5)					39,800
Purchase Price Allocation | NYCANNA, LLC ("NYCANNA") | Management Contracts
Assets acquired:
Intangible assets, net (Note 5)					$ 0
Purchase Price Allocation | Prime Wellness of Connecticut ("PWCT")
Assets acquired:
Cash and cash equivalents	[6]			662
Inventory (Note 9)	[6]			205
Biological assets (Note 9)	[6]			0
Other current assets (Note 7)	[6]			1
Promissory notes receivable				0
Capital assets, net (Note 8)	[6]			723
Goodwill (Note 5)	[6]			1,491
Other non-current non-financial assets	[6]			7
Liabilities assumed:
Accounts payable and accrued liabilities	[6]			(275)
Deferred tax liability (Note 16)	[6]			0
Other liabilities (Note 4)	[6]			0
Fair value of net assets acquired	[6]			12,213
Consideration paid:
Cash paid	[6]			2,475
Cash to be paid in 2019	[6]			0
Class D units	[6]			7,122
Subordinate Voting Shares (''SVS'')				0
Seller's notes (Note 10)	[6]			479
FMV of previously held interest	[6]			2,137
FMV of non-controlling interest				0
Total consideration	[6]			12,213
Class D units/SVS issued	[6]			1,149
Purchase Price Allocation | Prime Wellness of Connecticut ("PWCT") | Cannabis licenses
Assets acquired:
Intangible assets, net (Note 5)				9,399
Purchase Price Allocation | Prime Wellness of Connecticut ("PWCT") | Management Contracts
Assets acquired:
Intangible assets, net (Note 5)				$ 0
Purchase Price Allocation | In Grown Farms 2, LLC ("IGF")
Assets acquired:
Cash and cash equivalents	[7]		$ 4
Inventory (Note 9)	[7]		186
Biological assets (Note 9)	[7]		133
Other current assets (Note 7)	[7]		29
Promissory notes receivable			0
Capital assets, net (Note 8)	[7]		3,119
Goodwill (Note 5)	[7]		2,017
Other non-current non-financial assets	[7]		0
Liabilities assumed:
Accounts payable and accrued liabilities	[7]		(41)
Deferred tax liability (Note 16)	[7]		0
Other liabilities (Note 4)	[7]		0
Fair value of net assets acquired	[7]		15,745
Consideration paid:
Cash paid	[7]		8,215
Cash to be paid in 2019	[7]		7,500
Class D units	[7]		0
Subordinate Voting Shares (''SVS'')			30
Seller's notes (Note 10)	[7]		0
FMV of previously held interest	[7]		0
FMV of non-controlling interest			0
Total consideration	[7]		15,745
Class D units/SVS issued	[7]		1
Purchase Price Allocation | In Grown Farms 2, LLC ("IGF") | Cannabis licenses
Assets acquired:
Intangible assets, net (Note 5)			10,298
Purchase Price Allocation | In Grown Farms 2, LLC ("IGF") | Management Contracts
Assets acquired:
Intangible assets, net (Note 5)			$ 0

[1]	On May 31, 2018, the Company acquired all interests in license holder D&B. The seller's note issued bears interest at a rate of 3.5% per annum and matures on May 31, 2019.
[2]	On May 31, 2018, the Company acquired 45% of management company WPMC, giving the Company an 84% controlling interest. The useful life of the management contract is 18 years. As a result of this acquisition, the previously held interest in WPMC was re-measured from $6,230 to $17,012, resulting in a gain of $10,782, which was recorded in Income from investments, net in the Consolidated Statements of Operations during the year ended December 31, 2018. The FMV of the NCI was derived from the consideration issued. Subsequent to the acquisition, the Company acquired additional interests in WPMC. Refer to Note 11 for further discussion.
[3]	On July 3, 2018, the Company acquired the remaining 88% ownership interest in management company PATCC. The useful life of the management contract is 10 years. As a result of this acquisition, the previously held interest in PATCC was re-measured from $63 to $2,172, resulting in a gain of $2,109, which was recorded in Income from investments, net in the Consolidated Statements of Operations during the year ended December 31, 2018.
[4]	On August 15, 2018, the Company acquired all interests in license holder PWC, which was formerly managed by Prime Consulting Group, LLC ("PCG"), a management company in which the Company owned a 20% equity interest.
[5]	On August 15, 2018, the Company acquired the remaining 75% ownership interest in license holder NYCANNA. As a result of this acquisition, the previously held interest in NYCANNA was re-measured from $12,501 to $12,548, resulting in a gain of $47, which was recorded in Income from investments, net in the Consolidated Statements of Operations during the year ended December 31, 2018.
[6]	On September 13, 2018, the Company acquired the remaining 82% ownership interest in license holder PWCT. As a result of this acquisition, the previously held interest in PWCT was re-measured from $1,750 to $2,137, resulting in a gain of $387, which was recorded in Income from investments, net in the Consolidated Statements of Operations during the year ended December 31, 2018.
[7]	On November 21, 2018, the Company acquired all interests in IGF, a cultivation license holder in Illinois. $6,500 of cash consideration was classified as Other current liabilities and was subsequently paid in January, and $1,000 was classified as Other liabilities in the Consolidated Statements of Financial Position as at December 31, 2018.